CASH MANAGEMENT MONEY MARKET FUNDS
                               ANNUAL REPORT
                               For the year ended June 30, 2001

                                                                [One Group Logo]

                               ONE GROUP(R) CASH MANAGEMENT MONEY MARKET FUND ONE GROUP(R) MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

     This material must be preceded or accompanied by a current prospectus.

Table of Contents
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 2001

Portfolio Performance Review ...............................    2
Schedules of Portfolio Investments .........................    4
Statements of Assets and Liabilities .......................    9
Statements of Operations ...................................   10
Statements of Changes in Net Assets ........................   11
Financial Highlights .......................................   12
Notes to Financial Statements ..............................   14
Report of Independent Accountants ..........................   17

                  One Group Cash Management Money Market Fund

Portfolio Performance Review
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 2001

HOW DID THE FUND PERFORM?
The seven-day yield for the One Group Cash Management Money Market Fund (class I shares) was 4.02% on June 30, 2001, down from 6.28% on June 30, 2000.

The fiscal year began at the end of the Federal Reserve Board's (the "Fed") last tightening cycle, which included five rate hikes--the final one being an uncharacteristic 50 basis point increase(1). At the time, many expected the increases to continue, but it soon became evident that the economy was slowing down.

Nevertheless, the slowdown became so severe that many feared a recession was looming. The Fed quickly reversed course, and the second half of the fiscal year was dominated by an aggressive Fed easing cycle. The Fed cut rates six times in the final six months of the fiscal year, for a total rate reduction of 275 basis points. The drop in the Fund's yield during the fiscal year largely was due to those rate cuts.

WHAT WERE YOUR PRIMARY STRATEGIES AND TACTICS?
The Fund remained diversified among high-quality commercial paper and other corporate money market securities. Our objective was to anticipate movements in interest rates and structure the portfolio's weighted average maturity accordingly.

The portfolio's weighted average maturity remained fairly long during the first half of the fiscal year. But, when the yield curve inverted approximately half way through the fiscal year, the weighted average maturity shortened significantly. After the Fed's third rate cut of the period, we started to extend the portfolio's weighted average maturity. We expected the easing policy to continue, so we extended the Fund's maturity to capture incremental yield advantages.

WHAT IS YOUR OUTLOOK FOR THE FUND?
We believe the Fed may continue to lower interest rates until clear signs emerge that the economy is growing at a healthy pace. The danger is that the Fed may go too far in its easing plan, which could trigger an overheated economy and an increase in inflation. If that scenario occurs, the Fed may respond by raising interest rates later in the fiscal year. We will continue to watch the economy closely and anticipate the Fed's actions in order to position the fund accordingly.

/s/ Sherman Smith
Sherman Smith
Managing Director of Money Market Funds
Banc One Investment Advisors Corporation

/s/ Gary J. Madich
Gary J. Madich, CFA
Chief Investment Officer of Fixed Income Securities
Banc One Investment Advisors Corporation


                                                AVERAGE ANNUAL TOTAL RETURN
  CLASS OF SHARES  INCEPTION   7 DAY YIELD   1 YEAR   5 YEARS   SINCE INCEPTION
      Class I      7/30/92        4.02%       5.88%    5.46%         4.97%
      Class A      7/30/92        3.77%       5.61%    5.20%         4.71%

------------
(1) One basis point equals 1/100th of a percentage point.

The performance data quoted represents past performance and is not an indication of future results. An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The total return set forth may reflect the waiver of a portion of the Fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

Prior to the inception of Class A (1/17/95), performance is based on Class I share performance adjusted to reflect the deduction of fees and expenses.

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

             One Group Municipal Cash Management Money Market Fund

Portfolio Performance Review
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 2001

HOW DID THE FUND PERFORM?
The seven-day yield for the One Group Municipal Cash Management Money Market Fund (class I shares) was 2.72% on June 30, 2001, compared to 4.29% on June 30, 2000. (For investors in the 39.6% federal income tax bracket, the 2.72% yield translates to a taxable-equivalent yield of 4.50%.)

HOW WOULD YOU DESCRIBE THE MARKET CLIMATE?
At the end of the last fiscal year, the Federal Reserve Board (the "Fed") was still committed to fighting inflationary expectations and utilizing monetary restraint. But signs of economic weakness in December caused the Fed to shift to an easing mode with a series of interest rate reductions. As a result the market experienced two distinct trading patterns. Steady rates under a modest upward bias characterized the first six months of the fiscal year, while sharply falling rates marked the second half.

WHAT WERE YOUR PRIMARY STRATEGIES AND TACTICS?
During the first half of the fiscal year, our strategy of keeping a relatively short average maturity contributed positively to the Fund's performance. But for the second half of the fiscal year, the change in Fed policy hindered our efforts to lengthen the Fund's average maturity, as there were few longer-term issues available on such short notice. We offset this by aggressively swapping within our variable-rate sector and selectively adding commercial paper to generate additional yield.

WHAT IS YOUR OUTLOOK FOR THE FUND?
Economic expectations, ensuing responses in monetary policy, and the technical supply-demand nature of the municipal market will continue to influence the short-term municipal market. Our primary strategy of balancing the Fund's security mix between variable-and fixed-rate issues helps us to anticipate and react to changing market conditions.

/s/ Sherman Smith
Sherman Smith
Managing Director of Money Market Funds
Banc One Investment Advisors Corporation

/s/ Gary J. Madich
Gary J. Madich, CFA
Chief Investment Officer of Fixed Income Securities
Banc One Investment Advisors Corporation


                                             AVERAGE ANNUAL TOTAL RETURN
  CLASS OF SHARES  INCEPTION   7 DAY YIELD    1 YEAR     SINCE INCEPTION
      Class I      8/18/97        2.72%        3.58%           3.34%

The performance data quoted represents past performance and is not an indication of future results. An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The total return set forth may reflect the waiver of a portion of the Fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

The Fund's income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax.

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

One Group Mutual Funds
Cash Management Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 2001
(Amounts in thousands)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
COMMERCIAL PAPER (21.0%):
Asset Backed (18.4%):
 $16,000    Bavaria T.R.R. Corp., 3.90%,
              7/12/01 (b) .....................  $ 15,981
  10,000    Breeds Hill Capital Co., L.L.C.,
              3.90%, 7/6/01 (b) ...............     9,995
  10,000    Galaxy Funding, Inc., 3.85%,
              11/21/01 (b) ....................     9,847
  14,258    Giro Multi Funding Corp., 3.87%,
              7/31/01 (b) .....................    14,212
  20,000    Moat Funding L.L.C., 3.95%, 7/20/01
              (b) .............................    19,958
  15,000    Receivables Capital Corp., 3.97%,
              7/9/01 (b) ......................    14,987
                                                 --------
                                                   84,980
                                                 --------
Banking (2.6%):
  12,000    UBN Delaware, 3.63%, 9/20/01 ......    11,902
                                                 --------
  Total Commercial Paper                           96,882
                                                 --------
CORPORATE NOTES/MEDIUM TERM NOTES (56.8%):
Asset Backed (41.2%):
  35,000    Beta Finance, Inc., 4.04%, 11/1/01*
              (b) .............................    35,000
  20,000    CC U.S.A., Inc., 3.85%, 1/14/02*
              (b) .............................    20,000
  48,000    Dorada Finance, Inc., 4.05%,
              9/26/01* (b) ....................    48,000
   5,000    K2 (USA) L.L.C., 4.15%, 5/15/02
              (b) .............................     5,000
   5,000    Links Finance L.L.C., 4.33%,
              4/29/02 (b) .....................     5,000
  10,000    Links Finance L.L.C., 3.92%, 7/2/02
              (b) .............................    10,000
  20,782    Merrill Lynch Mortgage Investors,
              Inc., 3.79%, 11/27/01* ..........    20,782
  10,000    Racers Series 00-7-ZCM, 4.08%,
              7/30/01* (b) ....................    10,000
  14,000    Racers Series 00-7-ZCM, 4.13%,
              7/30/01* (b) ....................    14,000

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
CORPORATE NOTES/MEDIUM TERM NOTES, CONTINUED:
Asset Backed, continued:
 $15,000    Sigma Finance, Inc., 6.75%, 10/2/01
              (b) .............................  $ 15,000
   7,400    Strategic Money Market Trust
              2001-N, 3.92%, 6/19/02* (b) .....     7,400
                                                 --------
                                                  190,182
                                                 --------
Banking (12.3%):
  50,000    First Union Bank, 3.92%,
              11/15/01* .......................    50,000
   6,400    U.S. Bancorp, 8.13%, 5/15/02 ......     6,617
                                                 --------
                                                   56,617
                                                 --------
Retail (3.3%):
  15,000    Wal-Mart, 5.45%, 6/3/02 ...........    15,163
                                                 --------
  Total Corporate Notes/Medium Term Notes         261,962
                                                 --------
FUNDING AGREEMENTS (4.3%):
Insurance (4.3%):
  20,000    GE Life and Annuity Assurance Co.,
              3.99%, 10/26/01* ................    20,000
                                                 --------
  Total Funding Agreements                         20,000
                                                 --------
CERTIFICATES OF DEPOSIT (10.2%):
Euro (10.2%):
  47,000    Credit Agricole Indosuez, 6.75%,
            10/10/01 ..........................    47,001
                                                 --------
  Total Certificates of Deposit                    47,001
                                                 --------
REPURCHASE AGREEMENTS (9.4%):
  43,571    Goldman Sachs, 4.10%, 7/2/01
              (Collateralized by various U.S.
              Government securities) ..........    43,571
                                                 --------
  Total Repurchase Agreements                      43,571
                                                 --------
Total (Amortized Cost $469,416)(a)               $469,416
                                                 ========

------------
Percentages indicated are based on net assets of $461,437.

(a) Amortized cost for federal income tax and financial reporting purposes are the same.

(b) Security exempt from registration under Rule 144A and/or Section 4(2) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 * Variable rate securities. The interest rate, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at June 30, 2001.

See notes to financial statements.

One Group Mutual Funds
Municipal Cash Management Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 2001
(Amounts in thousands)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
ANTICIPATION NOTES (4.9%):
Idaho (1.8%):
 $ 8,000    State Tax Anticipation Note, GO,
              3.75%, 6/28/02 ..................  $  8,088
                                                 --------
Iowa (1.2%):
   5,000    State School Cash Anticipation
              Program, GO Ltd. Warrants, Series
              00-01 B, 3.88%, 1/30/02, FSA,
              Bayerische Landesbank ...........     5,024
                                                 --------
Ohio (1.0%):
   2,050    Butler County, Series B, GO, 2.97%,
              6/13/02 .........................     2,055
   2,225    Lakota Local School District, GO,
              3.67%, 7/18/01 ..................     2,226
                                                 --------
                                                    4,281
                                                 --------
Wisconsin (0.9%):
   4,000    Waukesha School District Tax &
              Revenue, 4.75%, 8/22/01 .........     4,002
                                                 --------
  Total Anticipation Notes                         21,395
                                                 --------
MUNICIPAL BONDS (4.7%):
Michigan (3.5%):
  10,000    Municipal Bond Authority, Revenue,
              Series C-2, 5.00%, 8/23/01, LOC:
              Morgan Guaranty Trust ...........    10,010
   5,000    State Certificates of
              Participation, New Center
              Development Project, Series A,
              4.00%, 10/1/01, LOC: Bank of New
              York ............................     5,009
                                                 --------
                                                   15,019
                                                 --------
Ohio (1.2%):
   2,200    Franklin County Housing Revenue,
              4.60%, 7/1/01 ...................     2,200
   3,200    University of Cincinnati, 4.45%,
              12/20/01 ........................     3,204
                                                 --------
                                                    5,404
                                                 --------
  Total Municipal Bonds                            20,423
                                                 --------
TAX FREE COMMERCIAL PAPER (7.6%):
Alabama (2.0%):
   8,900    Phenix County IDA, Series 88, Mead
              Paper, AMT, 3.13%, 8/21/01, LOC:
              ABN AMRO ........................     8,900
                                                 --------
Alaska (2.7%):
  11,700    Valdez Marine Terminal Oil Revenue,
              Marine Terminal Arco Project,
              Series 94-A, 2.65%, 9/4/01 ......    11,700
                                                 --------

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
TAX FREE COMMERCIAL PAPER, CONTINUED:
Arizona (0.4%):
 $ 1,700    Mesa Municipal Development Corp.,
              Series 85, 2.60%, 8/21/01, LOC:
              Westdeutsche Landesbank .........  $  1,700
                                                 --------
Texas (2.5%):
  11,000    Public Finance Authority, Series
              93A, GO, 5.25%, 8/31/01 .........    11,018
                                                 --------
  Total Tax Free Commercial Paper                  33,318
                                                 --------
DAILY DEMAND NOTES (5.7%):
Indiana (0.6%):
   2,500    Development Finance Authority,
              Environmental Revenue, PSI
              Energy, Inc. Project, AMT, 3.45%,
              8/1/28, LOC: Morgan Guaranty
              Trust* ..........................     2,500
                                                 --------
Kentucky (0.9%):
   4,100    Lexington Fayette Urban County,
              Airport Revenue, AMT, 3.40%,
              7/1/13, MBIA* ...................     4,100
                                                 --------
Louisiana (0.9%):
   1,600    Plaquemines Parish, Environmental
              Revenue, British Petroleum
              Exploration & Oil, Inc. Project,
              AMT, 3.45%, 10/1/24, GTY: British
              Petroleum Co., PLC* .............     1,600
   2,300    Plaquemines Parish, Environmental
              Revenue, British Petroleum
              Exploration & Oil, Inc. Project,
              AMT, 3.45%, 5/1/25, GTY: British
              Petroleum Co., PLC* .............     2,300
                                                 --------
                                                    3,900
                                                 --------
Michigan (0.3%):
     600    Delta County Economic Development
              Corp., Mead Project,
              Environmental Improvement
              Revenue, AMT, 3.40%, 12/1/23,
              LOC: United Bank of
              Switzerland* ....................       600
     500    University of Michigan, Hospital
              Revenue, Series 92-A, 3.30%,
              12/1/19* ........................       500
                                                 --------
                                                    1,100
                                                 --------
Texas (2.8%):
   4,000    Brazos River Authority, PCR, AMT,
              3.45%, 3/1/26, LOC: AMBAC* ......     4,000
   3,000    Brazos River Harbor Navigation
              District, Revenue, Dow Chemical
              Co. Project, 3.50%, 5/1/23* .....     3,000
   2,000    Gulf Coast IDA, Environmental
              Facilities Revenue, Citgo
              Petroleum Corp. Project, 3.45%,
              3/1/31* .........................     2,000

                                       5
Continued

One Group Mutual Funds
Municipal Cash Management Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 2001
(Amounts in thousands)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
DAILY DEMAND NOTES, CONTINUED:
Texas, continued:
 $ 3,700    Gulf Coast Waste Disposal
              Authority, PCR, Amoco Oil Co.
              Project, 3.45%, 5/1/23* .........  $  3,700
                                                 --------
                                                   12,700
                                                 --------
Virginia (0.2%):
     700    King George County, IDA, Revenue,
              Birchwood Power Partners Project,
              AMT, 3.45%, 3/1/27, LOC: Credit
              Suisse First Boston* ............       700
                                                 --------
  Total Daily Demand Notes                         25,000
                                                 --------
WEEKLY DEMAND NOTES (78.6%):
Arizona (1.1%):
   5,000    Coconino County, PCR, Arizona
              Public Service, Navajo Project,
              Series A, 2.75%, 10/1/29, LOC:
              Kredietbank N.V.* ...............     5,000
                                                 --------
Arkansas (1.3%):
   1,000    Clark County Solid Waste Disposal
              Revenue, Reynolds Metals Co.
              Project, AMT, 2.75%, 8/1/22, LOC:
              SunTrust Bank* ..................     1,000
   4,500    Development Finance Authority, AMT,
              2.80%, 12/1/19, LOC: Bank of
              America* ........................     4,500
                                                 --------
                                                    5,500
                                                 --------
Colorado (3.8%):
   5,500    Denver City and County Airport
              Revenue, AMT, 3.00%, 11/15/23,
              SPA: Bank of New York* (b) ......     5,500
  11,200    Housing Finance Authority, Class I,
              Series 00-A1, 2.85%, 10/1/30,
              LOC: FHLB* ......................    11,200
                                                 --------
                                                   16,700
                                                 --------
Delaware (1.6%):
   6,900    University of Delaware, Revenue,
              Series A, 2.70%, 11/1/18, SPA:
              Landesbank Hessen* ..............     6,900
                                                 --------
District of Columbia (2.3%):
  10,000    American University, 2.80%,
              10/1/15, LOC: National
              Westminster Bank* ...............    10,000
                                                 --------

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
WEEKLY DEMAND NOTES, CONTINUED:
Florida (5.7%):
 $10,000    Capital Trust Agency, Multi-Family
              Housing Revenue, Community Loan
              Program, Series 99-A, 2.83%,
              12/1/32, LOC: National Union Fire
              Insurance Co.* (b) ..............  $ 10,000
  14,875    Capital Trust Agency, Revenue,
              Series H, 2.85%, 12/1/30, GIC:
              CDC Funding Corp.* (b) ..........    14,875
                                                 --------
                                                   24,875
                                                 --------
Georgia (2.5%):
  10,765    Columbus Hospital Authority,
              Revenue, 2.70%, 1/1/18, LOC:
              SunTrust Bank* ..................    10,765
                                                 --------
Illinois (3.8%):
   7,350    Harvard Multi-Family Housing
              Revenue, Northfield Court
              Project, AMT, 2.95%, 12/1/25,
              LOC: LaSalle National Bank* .....     7,350
   9,100    Toll Highway Authority Revenue,
              Series B, 2.60%, 1/1/10* ........     9,100
                                                 --------
                                                   16,450
                                                 --------
Indiana (1.0%):
   4,440    Health Facilities Financing
              Authority, Hospital Revenue, Mary
              Sherman Hospital, 2.80%, 5/1/19,
              LOC: Fifth Third Bank* ..........     4,440
                                                 --------
Iowa (0.2%):
     955    Finance Authority Revenue, Private
              School Facilities, 2.80%, 6/1/19,
              LOC: Allied Irish Bank* (b) .....       955
                                                 --------
Kansas (1.7%):
   7,500    Department of Transportation,
              Highway Revenue, Series C-1,
              2.70%, 9/1/20, LIQ: State of
              Kansas* .........................     7,500
                                                 --------
Kentucky (3.9%):
   5,000    Breckinridge County Lease Program,
              2.75%, 2/1/31, LOC: Firstar
              Bank* ...........................     5,000
   9,075    Breckinridge County Lease Program
              Revenue, Kentucky Assoc. Counties
              Leasing, Series 01-A, 2.75%,
              12/1/29, LOC: Firststar Bank* ...     9,075
   3,125    Kenton County Airport Revenue,
              Series 97-A, AMT, 2.82%, 3/1/15,
              MBIA; LIQ: Commerzbank* (b) .....     3,125
                                                 --------
                                                   17,200
                                                 --------

                                       6
Continued

One Group Mutual Funds
Municipal Cash Management Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 2001
(Amounts in thousands)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
WEEKLY DEMAND NOTES, CONTINUED:
 Michigan (12.1%):
 $17,200    Detroit Water Supply System
              Revenue, Series 01-C, 2.70%,
              7/1/29, FGIC* ...................  $ 17,199
     900    Higher Education Student Loan,
              Series X11-B, AMT, 2.70%,
              10/1/13, LOC: AMBAC* ............       900
   4,875    State Housing Development
              Authority, Series B, Rental
              Housing Revenue, 2.65%, 4/1/19,
              LOC: Landesbank Hessen* .........     4,875
   4,645    State University Revenue, Series
              00-A, 2.75%, 8/15/30, LIQ: Dexia
              Credit Local de France* .........     4,645
   2,000    Strategic Fund Limited, AMT, 2.95%,
              10/1/29, LOC: Comerica Bank* ....     2,000
     270    Strategic Fund, LO, Pyper Products
              Corp. Project, AMT, 2.90%,
              10/1/18, LOC: Comerica Bank* ....       270
   3,000    Strategic Fund, LO, Revenue, JEB
              Properties, lnc. Project, 2.90%,
              9/1/30, LOC: Comerica
              Bank* (b) .......................     3,000
   3,400    Strategic Fund, LO, Revenue,
              Sterling Die & Engineering, AMT,
              2.90%, 8/1/35* ..................     3,400
   1,900    Strategic Fund, Van Andel Research
              Institute Project, 2.70%,
              11/1/27, LOC: Michigan National
              Bank* ...........................     1,900
   1,900    Strategic Fund, Van Andel Research
              Institute Project, 2.70%, 3/1/39,
              LOC: Michigan National Bank* ....     1,900
   5,500    Wayne County Airport, Series A,
              AMT, 2.75%, 12/1/08, LOC:
              FSA* ............................     5,500
   5,600    Wayne County Airport, Series A,
              AMT, 2.70%, 12/1/16, LOC:
              Bayerische Landesbank* ..........     5,600
     960    Wayne County Airport, Series B,
              AMT, 2.70%, 12/1/16, LOC:
              Bayerische Landesbank* ..........       960
                                                 --------
                                                   52,149
                                                 --------
Minnesota (0.1%):
     650    Minneapolis Convention Center,
              2.60%, 12/1/18* .................       650
                                                 --------
Ohio (9.9%):
   2,455    Housing Finance Agency, Residential
              Mortgage Revenue, Series 99-C,
              AMT, 2.85%, 3/1/21, GNMA, LIQ:
              Chase Manhattan Trust* (b) ......     2,455

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
WEEKLY DEMAND NOTES, CONTINUED:
Ohio, continued:
 $   455    Ross County Hospital Revenue,
              Medical Center Hospital Project,
              2.73%, 12/1/20, LOC: Fifth Third
              Bank* ...........................  $    455
   4,000    State Air Quality Development
              Authority, JMG Funding Ltd.
              Partnership, Series A, AMT,
              2.85%, 4/1/28, LOC: Societe
              Generale* .......................     4,000
   4,200    State Air Quality Development
              Authority, JMG Funding Ltd.
              Partnership, Series B, AMT,
              2.70%, 4/1/28, LOC: Societe
              Generale* .......................     4,200
   6,100    State Building Authority, Adult
              Correction, PA-871R, Series
              1996-A, 2.76%, 4/1/14, AMBAC*
              (b) .............................     6,100
   5,000    State Higher Education Facilities
              Revenue, Xavier University
              Project, Series B, 2.75%,
              11/1/30, LOC: Firstar Bank* .....     5,000
   5,145    State Public Facilities Commission,
              PA-851R, Higher Education, Series
              II-B, 2.76%, 11/1/09, AMBAC*
              (b) .............................     5,145
   7,300    State University, 2.55%,
              12/1/19* ........................     7,300
   8,500    Student Loan Funding Corp., Series
              98-A2, AMT, 2.75%, 8/1/10, LIQ:
              Bank of America* ................     8,500
                                                 --------
                                                   43,155
                                                 --------
Pennsylvania (2.8%):
   7,290    Allegheny County, IDA, Revenue,
              Series B, 2.80%, 10/1/25, LOC:
              PNC Bank* (b) ...................     7,290
   5,000    State University, Series A, 2.70%,
              4/1/31, LIQ: Chase Manhattan
              Trust* ..........................     5,000
                                                 --------
                                                   12,290
                                                 --------
South Carolina (1.4%):
   6,000    School Facilities Bonds, GO, Series
              00-A, 2.71%, 1/1/12, LIQ: Merrill
              Lynch* (b) ......................     6,000
                                                 --------

                                       7
Continued

One Group Mutual Funds
Municipal Cash Management Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 2001
(Amounts in thousands)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
WEEKLY DEMAND NOTES, CONTINUED:
 Tennessee (4.0%):
 $14,955    Clarksville Public Building
              Authority Revenue, Pooled
              Financing Tennessee Municipal
              Building Bond Fund, 2.65%,
              6/1/24, LOC: Bank of America*
              (b) .............................  $ 14,955
   2,600    Memphis Shelby County, IDR, 2.75%,
              4/1/05, LOC: Nationsbank* .......     2,600
                                                 --------
                                                   17,555
                                                 --------
Texas (10.3%):
   1,000    Capital Health Facilities
              Development Corp., Island on Lake
              Travis Ltd. Project, AMT, 2.70%,
              12/1/16, LOC: Credit Suisse First
              Boston* .........................     1,000
   4,055    Dallas Fort Worth Airport
              Facilities, Learjet Inc. Project,
              Series 01-A1, AMT, 2.75%, 1/1/16,
              LOC: Bank America* (b) ..........     4,055
   7,000    Dallas Fort Worth International
              Airport Revenue, AMT, 2.82%,
              11/1/20, FGIC* (b) ..............     7,000
   3,700    Denton County, IDR, Hydro Conduit
              Corp., 2.80%, 12/1/06, LOC: Union
              Bank of Switzerland* (b) ........     3,700
   4,000    Harris County, Health Facilities
              Development Corp., Revenue, Texas
              Childrens Hospital Project,
              Series B-1, 2.75%, 10/1/29, LOC:
              MBIA* ...........................     4,000
   6,100    Panhandle Plains Higher Education,
              Inc., Student Loan Revenue,
              Series A, AMT, 2.70%, 6/1/21,
              SLMA* ...........................     6,100

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
WEEKLY DEMAND NOTES, CONTINUED:
Texas, continued:
 $ 8,635    Port Arthur Navigational District
              Environmental Facilities Revenue,
              Motiva Enterprises L.L.C.
              Project, AMT, 3.00%, 12/1/27*
              (b) .............................  $  8,635
   5,500    South Texas Higher Education
              Authority, Series Z, 2.70%,
              12/1/03, MBIA* ..................     5,500
   5,000    South Texas Higher Education
              Authority, Revenue, AMT, 2.70%,
              12/1/27, SLMA* ..................     5,000
                                                 --------
                                                   44,990
                                                 --------
Washington (6.6%):
  15,000    Higher Educational Facilities
              Authority, Revenue, Seattle
              Pacific University Project,
              Series A, 3.00%, 10/1/30, LOC:
              BankAmerica* ....................    15,000
  14,000    State Health Care Facilities
              Authority, National Healthcare
              Research & Education Revenue,
              2.70%, 1/1/32, LOC: Banque
              Nationale de Paris* .............    14,000
                                                 --------
                                                   29,000
                                                 --------
West Virginia (2.5%):
  10,800    Putnam County Solid Waste Disposal,
              Revenue Bonds, AMT, Toyota Motor
              Manufacturing Project, Series A,
              2.80%, 8/1/29* ..................    10,800
                                                 --------
  Total Weekly Demand Notes                       342,874
                                                 --------
Total (Amortized Cost $443,010)(a)               $443,010
                                                 ========

------------
Percentages indicated are based on net assets of $436,265.

(a) Amortized cost for federal income tax and financial reporting purposes are the same.

(b) Security exempt from registration under Rule 144A and/or Section 4(2) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 * Variable rate securities having liquidity agreements. The interest rate, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at June 30, 2001.

AMBAC      Insured by AMBAC Indemnity Corp.
AMT        Alternative Minimum Tax Paper
FGIC       Insured by Financial Guaranty Insurance Corp.
FHLB       Federal Home Loan Bank
FSA        Insured by Federal Security Assurance
GIC        Guaranteed Investment Contract
GNMA       Insured by Government National Mortgage Association
GO         General Obligation
GTY        Guaranty
IDA        Industrial Development Authority
IDR        Industrial Development Revenue
LIQ        Liquidity Agreement
LO         Limited Obligation
LOC        Letter of Credit
MBIA       Insured by Municipal Bond Insurance Association
PCR        Pollution Control Revenue
SLMA       Insured by Student Loan Marketing Association
SPA        Standby Purchase Agreement

See notes to financial statements.

One Group Mutual Funds                                  YEAR ENDED JUNE 30, 2001
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
(Amounts in Thousands, except per share amounts)

                                                                                 MUNICIPAL
                                                                  CASH              CASH
                                                               MANAGEMENT        MANAGEMENT
                                                              MONEY MARKET      MONEY MARKET
                                                                  FUND              FUND
                                                              ------------      ------------
ASSETS:
Investments, at amortized cost .............................    $469,416          $443,010
Cash .......................................................           1                --
Interest receivable ........................................       4,195             2,618
Prepaid expenses ...........................................          20                 4
                                                                --------          --------
Total Assets ...............................................     473,632           445,632
                                                                --------          --------
LIABILITIES:
Cash overdraft .............................................          --                23
Dividends payable ..........................................       1,666             1,012
Payable to brokers for investments purchased ...............      10,000             8,089
Accrued expenses and other payables:
  Investment advisory fees .................................          68                64
  Administration fees ......................................          64                60
  Distribution fees ........................................           2                --
  Other ....................................................         395               119
                                                                --------          --------
Total Liabilities ..........................................      12,195             9,367
                                                                --------          --------
NET ASSETS:
Capital ....................................................     461,435           436,259
Undistributed (distributions in excess of) net investment
  income ...................................................          (1)                6
Accumulated undistributed net realized gains (losses) from
  investment transactions ..................................           3                --
                                                                --------          --------
Net Assets .................................................    $461,437          $436,265
                                                                ========          ========
NET ASSETS:
  Class I ..................................................    $453,212          $436,265
  Class A ..................................................       8,225                --
                                                                --------          --------
Total ......................................................    $461,437          $436,265
                                                                ========          ========
OUTSTANDING UNITS OF BENEFICIAL INTEREST (SHARES):
  Class I ..................................................     453,226           436,259
  Class A ..................................................       8,208                --
                                                                --------          --------
Total ......................................................     461,434           436,259
                                                                ========          ========
Net Asset Value
  Offering and redemption price per share (Class I and Class
     A) ....................................................    $   1.00          $   1.00
                                                                ========          ========

See notes to financial statements.

One Group Mutual Funds                                  YEAR ENDED JUNE 30, 2001
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
(Amounts in Thousands)

                                                                                 MUNICIPAL
                                                                  CASH              CASH
                                                               MANAGEMENT        MANAGEMENT
                                                              MONEY MARKET      MONEY MARKET
                                                                  FUND              FUND
                                                              ------------      ------------
INVESTMENT INCOME:
Interest income ............................................    $129,982          $17,855
Dividend income ............................................          --              249
                                                                --------          -------
Total Income ...............................................     129,982           18,104
                                                                --------          -------
EXPENSES:
Investment advisory fees ...................................       4,066              943
Administration fees ........................................       3,278              760
Distribution fees (Class A) ................................       3,252               29
Custodian fees .............................................         100               31
Legal and audit fees .......................................          21               16
Trustees' fees and expenses ................................          43               15
Transfer agent fees ........................................          99                2
Registration and filing fees ...............................          86               45
Organization costs .........................................          --                9
Printing and mailing costs .................................          34               10
Other ......................................................          46               33
                                                                --------          -------
Total expenses before waivers ..............................      11,025            1,893
Less waivers (a) ...........................................        (658)            (214)
                                                                --------          -------
Net Expenses ...............................................      10,367            1,679
                                                                --------          -------
Net Investment Income ......................................     119,615           16,425
                                                                --------          -------
REALIZED GAINS (LOSSES) FROM INVESTMENTS, OPTIONS AND
  FUTURES:
Net realized gains (losses) from investment transactions ...         206                6
                                                                --------          -------
Change in net assets resulting from operations .............    $119,821          $16,431
                                                                ========          =======

------------
(a) Waivers include voluntary and contractual fee reductions.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

                                                                                                MUNICIPAL
                                                                   CASH MANAGEMENT           CASH MANAGEMENT
                                                                  MONEY MARKET FUND         MONEY MARKET FUND
                                                              -------------------------    --------------------
                                                                     YEAR ENDED                 YEAR ENDED
                                                                      JUNE 30,                   JUNE 30,
                                                              -------------------------    --------------------
                                                                 2001           2000         2001        2000
                                                              -----------    ----------    --------    --------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income ..................................  $   119,615    $  132,707    $ 16,425    $ 16,295
    Net realized gains (losses) from investment
      transactions .........................................          206            (1)          6          --
                                                              -----------    ----------    --------    --------
Change in net assets resulting from operations .............      119,821       132,706      16,431      16,295
                                                              -----------    ----------    --------    --------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
    From net investment income .............................      (42,970)      (54,082)    (16,024)    (15,909)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
    From net investment income .............................      (76,484)      (78,787)       (401)       (399)
                                                              -----------    ----------    --------    --------
Change in net assets from shareholder distributions ........     (119,454)     (132,869)    (16,425)    (16,308)
                                                              -----------    ----------    --------    --------
CAPITAL TRANSACTIONS:
Change in net assets from capital transactions .............   (1,948,808)      202,405      27,130     (83,959)
                                                              -----------    ----------    --------    --------
Change in net assets .......................................   (1,948,441)      202,242      27,136     (83,972)
NET ASSETS:
    Beginning of period ....................................    2,409,878     2,207,636     409,129     493,101
                                                              -----------    ----------    --------    --------
    End of period ..........................................  $   461,437    $2,409,878    $436,265    $409,129
                                                              ===========    ==========    ========    ========
SHARE TRANSACTIONS (SHARE TRANSACTIONS ARE AT $1.00 PER
  SHARE):
CLASS I SHARES:
    Issued .................................................    2,590,505     6,530,794     601,104     708,790
    Reinvested .............................................        2,584         4,777          --(a)       35
    Redeemed ...............................................   (2,956,022)   (6,667,346)   (562,093)   (788,366)
                                                              -----------    ----------    --------    --------
    Change in Class I Shares ...............................     (362,933)     (131,775)     39,011     (79,541)
                                                              ===========    ==========    ========    ========
CLASS A SHARES:
    Issued .................................................    5,824,456     4,457,896      68,018     122,681
    Reinvested .............................................           15            10          --(a)       --(a)
    Redeemed ...............................................   (7,410,346)   (4,123,726)    (79,898)   (127,099)
                                                              -----------    ----------    --------    --------
    Change in Class A Shares ...............................   (1,585,875)      334,180     (11,880)     (4,418)
                                                              ===========    ==========    ========    ========

------------
(a) Amount less than 1,000.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                       CASH MANAGEMENT MONEY MARKET FUND
                                               ----------------------------------------------------------------------------------
                                                                                 CLASS I SHARES
                                               ----------------------------------------------------------------------------------
                                                                           SIX MONTHS
                                                YEAR ENDED JUNE 30,          ENDED                YEAR ENDED DECEMBER 31,
                                               ----------------------       JUNE 30,       --------------------------------------
                                                 2001          2000         1999 (a)          1998           1997          1996
                                               --------      --------      ----------      ----------      --------      --------
NET ASSET VALUE, BEGINNING OF PERIOD .......   $  1.000      $  1.000       $  1.000       $    1.000      $  1.000      $  1.000
                                               --------      --------       --------       ----------      --------      --------
Investment Activities:
  Net investment income ....................      0.057         0.055          0.023            0.052         0.053         0.051
  Net realized gains (losses) from
    investments ............................         --            --(b)          --               --(b)         --            --(b)
                                               --------      --------       --------       ----------      --------      --------
    Total from Investment Activities .......      0.057         0.055          0.023            0.052         0.053         0.051
                                               --------      --------       --------       ----------      --------      --------
Distributions:
  Net investment income ....................     (0.057)       (0.055)        (0.023)          (0.052)       (0.053)       (0.051)
                                               --------      --------       --------       ----------      --------      --------
NET ASSET VALUE, END OF PERIOD .............   $  1.000      $  1.000       $  1.000       $    1.000      $  1.000      $  1.000
                                               ========      ========       ========       ==========      ========      ========
Total Return ...............................       5.88%         5.65%          2.35%(c)         5.36%         5.41%         5.23%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ........   $453,212      $815,933       $947,776       $1,076,045      $705,270      $885,946
  Ratio of expenses to average net
    assets .................................       0.35%         0.35%          0.34%(d)         0.35%         0.35%         0.35%
  Ratio of net investment income to average
    net assets .............................       5.88%         5.47%          4.69%(d)         5.21%         5.36%         5.19%
  Ratio of expenses to average net
    assets* ................................       0.35%         0.37%          0.40%(d)         0.39%         0.38%         0.42%

                                                                      CASH MANAGEMENT MONEY MARKET FUND
                                             ------------------------------------------------------------------------------------
                                                                                CLASS A SHARES
                                             ------------------------------------------------------------------------------------
                                                                           SIX MONTHS
                                               YEAR ENDED JUNE 30,           ENDED                YEAR ENDED DECEMBER 31,
                                             ------------------------       JUNE 30,       --------------------------------------
                                               2001           2000          1999 (a)          1998           1997          1996
                                             --------      ----------      ----------      ----------      --------      --------
NET ASSET VALUE, BEGINNING OF PERIOD .....    $1.000       $    1.000      $   1.000       $    1.000      $  1.000      $  1.000
                                              ------       ----------      ----------      ----------      --------      --------
Investment Activities:
  Net investment income ..................     0.055            0.053          0.022            0.050         0.050         0.048
  Net realized gains (losses) from
    investments ..........................        --               --(b)          --               --(b)         --            --(b)
                                              ------       ----------      ----------      ----------      --------      --------
    Total from Investment Activities .....     0.055            0.053          0.022            0.050         0.050         0.048
                                              ------       ----------      ----------      ----------      --------      --------
Distributions:
  Net investment income ..................    (0.055)          (0.053)        (0.022)          (0.050)       (0.050)       (0.048)
                                              ------       ----------      ----------      ----------      --------      --------
NET ASSET VALUE, END OF PERIOD ...........    $1.000       $    1.000      $   1.000       $    1.000      $  1.000      $  1.000
                                              ======       ==========      ==========      ==========      ========      ========
Total Return .............................      5.61%            5.39%          2.22%(c)         5.10%         5.15%         4.98%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ......    $8,225       $1,593,945      $1,259,860      $1,521,827      $992,763      $232,249
  Ratio of expenses to average net
    assets ...............................      0.60%            0.60%          0.60%(d)         0.60%         0.60%         0.60%
  Ratio of net investment income to
    average net assets ...................      5.89%            5.27%          4.45%(d)         5.04%         5.11%         4.94%
  Ratio of expenses to average net
    assets* ..............................      0.60%            0.62%          0.65%(d)         0.64%         0.63%         0.67%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Upon reorganizing as a fund of the One Group Mutual Funds, the Pegasus Cash Management Fund became the Cash Management Money Market Fund. The Financial Highlights for the periods prior to March 29, 1999, represent the Pegasus Cash Management Fund.

(b) Amount is less than $0.001.

(c) Not annualized.

(d) Annualized.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                          MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND
                                           --------------------------------------------------------------------------
                                                                         CLASS I SHARES
                                           --------------------------------------------------------------------------
                                                 YEAR ENDED            SIX MONTHS          YEAR           AUGUST 18,
                                                  JUNE 30,               ENDED            ENDED            1997 TO
                                           ----------------------       JUNE 30,       DECEMBER 31,      DECEMBER 31,
                                             2001          2000         1999 (a)           1998            1997 (b)
                                           --------      --------      ----------      ------------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD ....  $  1.000      $  1.000       $  1.000         $  1.000          $  1.000
                                           --------      --------       --------         --------          --------
Investment Activities:
  Net investment income .................     0.035         0.034          0.014            0.032             0.013
  Net realized gains (losses) from
    investments .........................        --            --             --(c)            --                --
                                           --------      --------       --------         --------          --------
    Total from Investment Activities ....     0.035         0.034          0.014            0.032             0.013
                                           --------      --------       --------         --------          --------
Distributions:
  Net investment income .................    (0.035)       (0.034)        (0.014)          (0.032)           (0.013)
                                           --------      --------       --------         --------          --------
NET ASSET VALUE, END OF PERIOD ..........  $  1.000      $  1.000       $  1.000         $  1.000          $  1.000
                                           ========      ========       ========         ========          ========
Total Return ............................      3.58%         3.45%          1.39%(d)         3.20%             3.39%(e)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) .....  $436,265      $397,248       $476,802         $588,602          $201,705
  Ratio of expenses to average net
    assets ..............................      0.35%         0.35%          0.35%(e)         0.35%             0.35%(e)
  Ratio of net investment income to
    average net assets ..................      3.49%         3.37%          2.77%(e)         3.12%             3.37%(e)
  Ratio of expenses to average net
    assets* .............................      0.35%         0.38%          0.41%(e)         0.39%             0.41%(e)

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Upon reorganizing as a fund of the One Group Mutual Funds, the Pegasus Municipal Cash Management Fund became the Municipal Cash Management Money Market Fund. The Financial Highlights for the periods prior to March 29, 1999, represent the Pegasus Municipal Cash Management Fund.

(b) Period from commencement of operations.

(c) Amount is less than $0.001.

(d) Not annualized.

(e) Annualized.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                      JUNE 30, 2001

1. ORGANIZATION:

   One Group Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The accompanying financial statements and financial highlights are those of the Cash Management Money Market Fund and the Municipal Cash Management Money Market Fund (individually a "Fund", collectively the "Funds") only.

2. SIGNIFICANT ACCOUNTING POLICIES:

   The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Trust adopted, effective as of July 1, 2000, the provisions of the new Audit and Accounting Guide Audits of Investment Companies, issued by the American Institute of Certified Public Accountants. As a result, gains and losses on paydowns of mortgage-backed securities are reflected as a component of interest income in the statements of operations, whereas they were formerly recognized as realized gains and losses. Information for prior periods has not been restated.

   Prior fiscal year expense ratios before waivers in the financial highlights have been restated for comparison purposes to reflect only voluntary fee waivers.

     SECURITY VALUATION

     Securities are valued utilizing the amortized cost method. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security.

     REPURCHASE AGREEMENTS

     The Funds may invest in repurchase agreements with institutions that are deemed by Banc One Investment Advisors Corporation (the "Advisor"), an indirect wholly-owned subsidiary of Bank One Corp., to be of good standing and creditworthy under guidelines established by the Board of Trustees. Each repurchase agreement is recorded at cost. The Funds require that the securities purchased in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the Funds to obtain those securities in the event of a counterparty default. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

     SECURITY TRANSACTIONS AND RELATED INCOME

     Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Interest income includes premium amortization and discount accretion for both financial reporting and tax purposes.

     EXPENSES

     Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses, which are attributable to more than one Fund of the Trust are allocated among the respective Funds. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees.

                                       14
Continued

One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 2001

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income are declared daily and paid monthly. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually.

     Distributions from net investment income and from net capital gains are determined in accordance with U.S. income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards and deferrals of certain losses. Permanent book and tax basis differences, if any, have been reclassified among the components of net assets.

     FEDERAL INCOME TAXES

     The Funds' policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     DEFERRED ORGANIZATION COSTS

     Prior to June 30, 1998, costs incurred by the Trust in connection with its organization, including the fees and expenses of registering and qualifying its shares for distribution have been deferred and are being amortized using the straight-line method over a period of five years beginning with the commencement of each Fund's operations. All such costs, which are attributable to more than one Fund of the Trust, have been allocated among the respective Fund's pro-rata, based on the relative net assets of each Fund. In the event that any of the initial shares are redeemed during such period by any holder thereof, the related Fund will be reimbursed by such holder for any unamortized organization costs in the proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

3. SHARES OF BENEFICIAL INTEREST:

   The Trust has an unlimited number of shares of beneficial interest, with no par value, which may, without shareholder approval, be divided into an unlimited number of series of such shares, and any series may be classified or reclassified into one or more classes. The Trust is registered to offer fifty-six series and six classes of shares: Class I, Class A, Class B, Class C, Class S, and Service Class. Currently, the Trust consists of fifty active funds. The Funds are each authorized to issue Class I and Class A shares only. Shareholders are entitled to one vote for each full share held and vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series.

4. INVESTMENT ADVISORY, ADMINISTRATION, AND DISTRIBUTION AGREEMENTS:

   The Trust and the Advisor are parties to an investment advisory agreement under which the Advisor is entitled to receive an annual fee, computed daily and paid monthly, equal to 0.20% of the average daily net assets of the Funds.

   The Trust and One Group Administrative Services, Inc. (the "Administrator"), an indirect wholly-owned subsidiary of Bank One Corp., are parties to an administration agreement under which the Administrator provides services for a fee that is computed daily and paid monthly, at an annual rate of 0.20% on the first $1.5 billion of Trust average daily net assets (excluding the Investor Conservative Growth Fund, the Investor Balanced Fund, the Investor Growth & Income Fund, and the Investor Growth Fund (the "Investor Funds") and the Institutional Prime Money Market Fund, the Treasury Only Money Market Fund, and the Government Money Market Fund

                                       15
Continued

One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 2001

   (the "Institutional Money Market Funds")); 0.18% on the next $0.5 billion of Trust average daily net assets (excluding the Investor Funds and the Institutional Money Market Funds); and 0.16% of Trust average daily net assets (excluding the Investor Funds and the Institutional Money Market Funds) over $2 billion.

   Prior to December 1, 2000, the Trust and The One Group Services Company (the "Prior Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., served as parties to an administration agreement. Under the agreement, the Prior Administrator provided services for a fee that is computed identical to the agreement above, which is between the Trust and the Administrator. In addition, prior to December 1, 2000, the Administrator served as Sub-Administrator to each Fund of the Trust and performed many of the Prior Administrator's duties, for which the Administrator received a fee paid by the Prior Administrator.

   The Trust and The One Group Services Company (the "Distributor") are parties to a distribution agreement under which shares of the Funds are sold on a continuous basis. Class A shares are subject to a distribution and shareholder services plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. As provided in the Plan, the Trust will pay the Distributor a fee of 0.25% of the average daily net assets of Class A shares of each of the Funds.

   Banc One Investment Advisors Corporation and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to the following amounts:

    FUND                                                          CLASS I    CLASS A
    ----                                                          -------    -------
    Cash Management Money Market Fund...........................   0.35%      0.60%
    Municipal Cash Management Money Market Fund.................   0.35         --

   Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Prior Administrator. Such officers receive no compensation from the Funds for serving in their respective roles.

   The Trust adopted a Trustee Deferred Compensation Plan (the "Plan") which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various One Group Mutual Funds until distribution in accordance with the Plan.

5. LINE OF CREDIT:

   The Trust, State Street Bank and Trust Company ("State Street"), and a group of banks (collectively, the "Banks") have a financing agreement. Under this agreement, the Banks provide an unsecured committed credit facility in the aggregate amount of $300 million. The credit facility is allocated, under the terms of the financing agreement, among the Banks. Advances under the agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. Interest on borrowings is payable at the Federal Funds Rate plus 0.50% on an annualized basis. A commitment fee of 0.10% per annum will be incurred on the unused portion of the committed facility, which is allocated to all funds in the Trust. As of June 30, 2001, there were no loans outstanding.

6. FEDERAL TAX INFORMATION (UNAUDITED):

   As of the tax fiscal year-end, December 31, 2000, the following fund had capital loss carryforwards which are available to offset future capital gains if any (amounts in thousands):

                                                                            EXPIRES
                                                                  ----------------------------
    FUND                                                          2002    2003    2004    2007    TOTAL
    ----                                                          ----    ----    ----    ----    -----
    Cash Management Money Market Fund...........................  $29     $32      $--(a)  $1      $62

   ---------------
   (a) Amount is less than $1,000

Report of Independent Accountants
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 2001

To the Board of Trustees and Shareholders of One Group Mutual Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the two portfolios listed in Note 1 (each a series of one Group Mutual Funds, hereafter referred to as the "Funds") at June 30, 2001, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented (other than those financial highlights that have been audited by other independent accountants), in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights of the Funds for all periods ended on or before December 31, 1998 were audited by other independent accountants whose report dated February 12, 1999, expressed an unqualified opinion on those financial highlights.

PricewaterhouseCoopers LLP
Columbus, Ohio
August 16, 2001

 One Group is distributed by
 The One Group Services Company,
 which is not affiliated with Bank
 One Corporation. Affiliates of
 Bank One Corporation receive
 fees for providing investment advisory,
 administrative and other services
 to the Funds.

 Call Investor Services at
 The One Group Service Center
 at 1 800 480 4111 for a prospectus
 containing complete information
 about charges and expenses. Read
 carefully before investing. Past
 performance is no guarantee of
 future results.

 BANC ONE
 INVESTMENT
 ADVISORS
 CORPORATION
 TOG-F-227-AN (8/01)

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